Expense Example, No Redemption {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2015 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 651
3 Years	811
5 Years	981
10 Years	1,454
Class M
Expense Example, No Redemption:
1 Year	453
3 Years	668
5 Years	897
10 Years	1,534
Class C
Expense Example, No Redemption:
1 Year	157
3 Years	485
5 Years	832
10 Years	1,792
Class I
Expense Example, No Redemption:
1 Year	56
3 Years	172
5 Years	294
10 Years	631
Class Z
Expense Example, No Redemption:
1 Year	49
3 Years	151
5 Years	259
10 Years	$ 559